FAIR VALUE MEASUREMENTS: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available for Sale:
Amortized Cost	$ 118,562	$ 92,629
Fair Value	118,647	94,053
Unrealized Gains	134	1,462
Unrealized Losses	(49)	(38)
Auction rate securities	118,647	94,053
Auction rate security
Available for Sale:
Amortized Cost		8,410
Fair Value		9,485
Unrealized Gains		1,075
Auction rate securities		9,485
Municipal bonds
Available for Sale:
Amortized Cost	75,488	65,745
Fair Value	75,622	66,002
Unrealized Gains	134	257
Auction rate securities	75,622	66,002
Corporate bonds
Available for Sale:
Amortized Cost	37,258	14,614
Fair Value	37,214	14,744
Unrealized Gains		130
Unrealized Losses	(44)
Auction rate securities	37,214	14,744
Certificates of deposit
Available for Sale:
Amortized Cost	5,796	3,840
Fair Value	5,794	3,805
Unrealized Losses	(2)	(35)
Auction rate securities	5,794	3,805
Mutual funds
Available for Sale:
Amortized Cost	20	20
Fair Value	17	17
Unrealized Losses	(3)	(3)
Auction rate securities	$ 17	$ 17